Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	CAD 153	CAD 52
Restricted cash and cash equivalents	523	463
Accounts receivable	878	928
Material and supplies	355	335
Other	244	215
Total current assets	2,153	1,993
Properties	32,624	28,514
Pension asset	1,305	882
Intangible and other assets	320	298
Total assets	36,402	31,687
Current liabilities
Accounts payable and other	1,556	1,657
Current portion of long-term debt	1,442	544
Total current liabilities	2,998	2,201
Deferred income taxes	8,105	6,834
Other liabilities and deferred credits	644	704
Pension and other postretirement benefits	720	650
Long term debt	8,985	7,828
Shareholders' equity
Common shares	3,705	3,718
Common shares in Share Trusts	(100)	0
Additional paid-in capital	475	439
Accumulated other comprehensive loss	(1,767)	(2,427)
Retained earnings	12,637	11,740
Total shareholders' equity	14,950	13,470
Total liabilities and shareholders' equity	CAD 36,402	CAD 31,687